SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	975,750
Weighted average remaining contractual life	67 months 17 days
Number of options exercisable	54,667
$2.89 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	897,750
Exercise price | $ / shares	$ 2.89
Weighted average remaining contractual life	71 months 12 days
Number of options exercisable	0
$3.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	8,000
Exercise price | $ / shares	$ 3.07
Weighted average remaining contractual life	1 month 5 days
Number of options exercisable	8,000
$3.28 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	70,000
Exercise price | $ / shares	$ 3.28
Weighted average remaining contractual life	26 months
Number of options exercisable	46,667